Share-based Compensation Plans - Schedule of Weighted Average Assumptions used in estimating the fair value of the stock options (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted average risk-free interest rate	3.79%	3.64%
Expected dividend yield	0.00%	0.00%
Expected option term (in years)	5 years 4 months 24 days	6 years
Expected stock price volatility	141.07%	111.97%